OPERATING SEGMENTS - Financial information of the investments in associates and joint ventures by operating segment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING SEGMENTS
Investment in associates and joint ventures	$ 2,997,603	$ 2,915,633
Equity method	113,115	219,105	$ 199,652
Operating Segments
OPERATING SEGMENTS
Investment in associates and joint ventures	2,997,603	2,915,633
Equity method	113,115	219,105
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Investment in associates and joint ventures	332,862	337,024
Equity method	(52,183)	2,588
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Investment in associates and joint ventures	21,292	28,029
Equity method	2,730	3,617
Operating Segments | Trust
OPERATING SEGMENTS
Investment in associates and joint ventures	285,838	256,720
Equity method	30,043	22,522
Operating Segments | Investment Banking
OPERATING SEGMENTS
Investment in associates and joint ventures	617,982	700,936
Equity method	4,398	3,857
Operating Segments | All other segments
OPERATING SEGMENTS
Investment in associates and joint ventures	1,739,629	1,592,924
Equity method	$ 128,127	$ 186,521